UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 906.90	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Investor Class
Actual	$ 1,000.00	$ 905.80	$ 4.98
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Investor Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Loews Corp.	1.6	1.2
AutoZone, Inc.	1.5	1.3
Safeway, Inc.	1.5	1.3
American Electric Power Co., Inc.	1.5	1.2
Devon Energy Corp.	1.4	1.4
Everest Re Group Ltd.	1.3	0.7
Community Health Systems, Inc.	1.3	0.7
Alliant Techsystems, Inc.	1.3	1.2
PG&E Corp.	1.3	1.3
Fortune Brands, Inc.	1.3	1.1
	14.0
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	23.3
Consumer Discretionary	19.1	20.6
Utilities	12.9	11.4
Energy	10.2	7.6
Industrials	7.4	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 97.2%		Stocks 96.5%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	6.6%	** Foreign investments	6.4%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.6%
WABCO Holdings, Inc.	900	$ 41,814
Distributors - 1.1%
Genuine Parts Co.	2,010	79,757
Hotels, Restaurants & Leisure - 3.8%
Burger King Holdings, Inc.	2,820	75,548
International Game Technology	900	22,482
Marriott International, Inc. Class A	3,070	80,557
Penn National Gaming, Inc. (a)	810	26,042
Vail Resorts, Inc. (a)	1,820	77,951
		282,580
Household Durables - 2.1%
Fortune Brands, Inc.	1,490	92,991
Jarden Corp. (a)	2,620	47,789
KB Home	960	16,253
		157,033
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	400	29,332
Expedia, Inc. (a)	1,050	19,299
		48,631
Media - 2.8%
A.H. Belo Corp. Class A	2,010	11,457
Belo Corp. Series A	1,900	13,889
Cablevision Systems Corp. - NY Group Class A (a)	1,920	43,392
Clear Channel Outdoor Holding, Inc. Class A (a)	1,750	31,203
Lamar Advertising Co. Class A (a)	960	34,589
Omnicom Group, Inc.	1,290	57,895
Washington Post Co. Class B	29	17,020
		209,445
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	1,010	63,307
AutoZone, Inc. (a)	920	111,329
Sherwin-Williams Co.	1,420	65,221
Staples, Inc.	3,090	73,388
Tiffany & Co., Inc.	1,750	71,313
TJX Companies, Inc.	1,580	49,723
		434,281
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc. (a)	1,910	55,161
Columbia Sportswear Co.	200	7,350
Phillips-Van Heusen Corp.	1,050	38,451
VF Corp.	980	69,756
		170,718
TOTAL CONSUMER DISCRETIONARY		1,424,259

	Shares	Value
CONSUMER STAPLES - 6.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	800	$ 60,456
Fomento Economico Mexicano SA de CV sponsored ADR	1,020	46,420
		106,876
Food & Staples Retailing - 2.6%
Safeway, Inc.	3,850	109,918
SUPERVALU, Inc.	1,580	48,806
The Great Atlantic & Pacific Tea Co. (a)	1,390	31,720
		190,444
Food Products - 1.3%
Archer Daniels Midland Co.	950	32,063
Dean Foods Co. (a)	2,450	48,069
Smithfield Foods, Inc. (a)	990	19,681
		99,813
Household Products - 0.3%
Clorox Co.	420	21,924
Tobacco - 1.0%
Lorillard, Inc. (a)	1,020	70,543
TOTAL CONSUMER STAPLES		489,600
ENERGY - 10.2%
Energy Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (a)	2,220	92,441
Unit Corp. (a)	710	58,909
		151,350
Oil, Gas & Consumable Fuels - 8.2%
CVR Energy, Inc.	1,620	31,185
Devon Energy Corp.	850	102,136
Kinder Morgan Management LLC	1,548	83,360
Murphy Oil Corp.	880	86,284
Newfield Exploration Co. (a)	850	55,463
Penn Virginia Corp.	1,050	79,191
Teekay Corp.	2,050	92,619
Williams Companies, Inc.	1,950	78,605
		608,843
TOTAL ENERGY		760,193
FINANCIALS - 24.1%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	830	74,750
Charles Schwab Corp.	2,200	45,188
Cohen & Steers, Inc.	1,960	50,901
Northern Trust Corp.	320	21,942
T. Rowe Price Group, Inc.	900	50,823
		243,604
Commercial Banks - 3.6%
City National Corp.	1,140	47,960
Cullen/Frost Bankers, Inc.	1,560	77,766
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	1,040	$ 73,362
Synovus Financial Corp.	6,710	58,578
United Community Banks, Inc., Georgia	1,170	9,980
		267,646
Insurance - 9.2%
Assurant, Inc.	1,320	87,067
Cincinnati Financial Corp.	1,620	41,148
Everest Re Group Ltd.	1,260	100,435
Loews Corp.	2,540	119,126
Old Republic International Corp.	6,630	78,499
OneBeacon Insurance Group Ltd.	3,560	62,549
Principal Financial Group, Inc.	720	30,218
ProAssurance Corp. (a)	1,610	77,457
Protective Life Corp.	750	28,538
W.R. Berkley Corp.	2,530	61,125
		686,162
Real Estate Investment Trusts - 4.4%
Cousins Properties, Inc.	1,990	45,969
Kimco Realty Corp.	1,890	65,243
PS Business Parks, Inc.	550	28,380
Public Storage	610	49,282
Rayonier, Inc.	910	38,639
Regency Centers Corp.	610	36,063
Vornado Realty Trust	680	59,840
		323,416
Real Estate Management & Development - 1.4%
Brookfield Asset Management, Inc. Class A	1,590	51,630
Brookfield Properties Corp.	2,950	52,481
		104,111
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	740	14,437
FirstFed Financial Corp. (a)	1,720	13,829
Freddie Mac	1,030	16,892
Hudson City Bancorp, Inc.	2,650	44,202
People's United Financial, Inc.	4,900	76,440
		165,800
TOTAL FINANCIALS		1,790,739
HEALTH CARE - 4.3%
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	880	71,544
Health Care Providers & Services - 3.1%
Community Health Systems, Inc. (a)	3,030	99,929
Coventry Health Care, Inc. (a)	1,430	43,501
Lincare Holdings, Inc. (a)	1,280	36,352
VCA Antech, Inc. (a)	1,740	48,337
		228,119

	Shares	Value
Pharmaceuticals - 0.2%
Warner Chilcott Ltd. (a)	1,060	$ 17,967
TOTAL HEALTH CARE		317,630
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	980	99,646
Precision Castparts Corp.	510	49,149
Spirit AeroSystems Holdings, Inc. Class A (a)	1,270	24,359
		173,154
Building Products - 1.1%
Owens Corning (a)	3,770	85,768
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,490	44,253
Electrical Equipment - 0.7%
AMETEK, Inc.	1,060	50,053
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	1,320	38,280
Machinery - 2.2%
Dover Corp.	850	41,115
Harsco Corp.	670	36,455
Joy Global, Inc.	360	27,299
Kennametal, Inc.	1,290	41,990
Oshkosh Co.	680	14,069
		160,928
TOTAL INDUSTRIALS		552,436
INFORMATION TECHNOLOGY - 4.9%
Computers & Peripherals - 0.5%
NCR Corp. (a)	1,550	39,060
Electronic Equipment & Instruments - 1.9%
Amphenol Corp. Class A	540	24,235
Arrow Electronics, Inc. (a)	2,220	68,198
Tyco Electronics Ltd.	1,270	45,491
		137,924
IT Services - 2.0%
Fidelity National Information Services, Inc.	1,430	52,781
The Western Union Co.	1,130	27,934
Total System Services, Inc.	3,099	68,860
		149,575
Software - 0.5%
Jack Henry & Associates, Inc.	1,870	40,467
TOTAL INFORMATION TECHNOLOGY		367,026
MATERIALS - 5.7%
Chemicals - 4.0%
Albemarle Corp.	1,990	79,421
Intrepid Potash, Inc.	340	22,365
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	850	$ 39,381
PPG Industries, Inc.	1,010	57,944
Rohm & Haas Co.	1,140	52,942
Sigma Aldrich Corp.	780	42,011
		294,064
Construction Materials - 0.9%
Cemex SA de CV sponsored ADR	1,490	36,803
Vulcan Materials Co.	530	31,683
		68,486
Containers & Packaging - 0.8%
Ball Corp.	850	40,579
Temple-Inland, Inc.	1,730	19,497
		60,076
TOTAL MATERIALS		422,626
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	1,280	45,555
Windstream Corp.	3,100	38,254
		83,809
Wireless Telecommunication Services - 0.4%
U.S. Cellular Corp. (a)	460	26,013
TOTAL TELECOMMUNICATION SERVICES		109,822
UTILITIES - 12.9%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	2,680	107,816
Edison International	1,330	68,335
FirstEnergy Corp.	820	67,511
Westar Energy, Inc.	2,760	59,368
		303,030
Gas Utilities - 4.0%
Energen Corp.	960	74,909
Equitable Resources, Inc.	430	29,696
ONEOK, Inc.	1,750	85,453

	Shares	Value
Questar Corp.	810	$ 57,542
UGI Corp.	1,740	49,955
		297,555
Multi-Utilities - 4.4%
CMS Energy Corp.	5,790	86,271
MDU Resources Group, Inc.	1,550	54,033
NSTAR	1,310	44,304
PG&E Corp.	2,420	96,050
Xcel Energy, Inc.	2,540	50,978
		331,636
Water Utilities - 0.4%
American Water Works Co., Inc.	1,410	31,265
TOTAL UTILITIES		963,486
TOTAL COMMON STOCKS (Cost $7,759,645)		7,197,817
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special)	880	38,808
(Cost $40,564)
Money Market Funds - 1.8%

SSgA Prime Money Market Fund, 3.26% (b) (Cost $136,867)	136,867	136,867
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $7,937,076)	7,373,492
NET OTHER ASSETS - 1.0%	74,023
NET ASSETS - 100%	$ 7,447,515
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,373,492	$ 7,373,492	$ -	$ -
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $53,015 all of which will expire on December 31, 2015.
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $108,650 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,937,076)		$ 7,373,492
Receivable for investments sold		112,972
Receivable for fund shares sold		27,393
Dividends receivable		10,374
Interest receivable		876
Total assets		7,525,107

Liabilities
Payable for investments purchased	$ 69,880
Payable for fund shares redeemed	29
Accrued management fee	6,171
Other affiliated payables	1,512
Total liabilities		77,592

Net Assets		$ 7,447,515
Net Assets consist of:
Paid in capital		$ 8,807,163
Undistributed net investment income		38,287
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(834,351)
Net unrealized appreciation (depreciation) on investments		(563,584)
Net Assets		$ 7,447,515

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,271,314 ÷ 390,952 shares)	$ 8.37

Investor Class: Net Asset Value, offering price and redemption price per share ($4,176,201 ÷ 499,500 shares)	$ 8.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 73,492
Interest		4,387
Total income		77,879

Expenses
Management fee	$ 31,556
Transfer agent fees	3,623
Accounting fees and expenses	1,534
Independent trustees' compensation	2,218
Total expenses		38,931
Net investment income (loss)		38,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(649,854)
Foreign currency transactions	(325)
Total net realized gain (loss)		(650,179)
Change in net unrealized appreciation (depreciation) on investment securities		(171,097)
Net gain (loss)		(821,276)
Net increase (decrease) in net assets resulting from operations		$ (782,328)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period April 26, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,948	$ 44,997
Net realized gain (loss)	(650,179)	(184,111)
Change in net unrealized appreciation (depreciation)	(171,097)	(392,487)
Net increase (decrease) in net assets resulting from operations	(782,328)	(531,601)
Distributions to shareholders from net investment income	(818)	(44,285)
Share transactions - net increase (decrease)	1,086,703	7,719,844
Total increase (decrease) in net assets	303,557	7,143,958

Net Assets
Beginning of period	7,143,958	-
End of period (including undistributed net investment income of $38,287 and undistributed net investment income of $774, respectively)	$ 7,447,515	$ 7,143,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 D

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.07
Net realized and unrealized gain (loss)	(.91)	(.78)
Total from investment operations	(.86)	(.71)
Distributions from net investment income	- F	(.06)
Net asset value, end of period	$ 8.37	$ 9.23
Total Return B,G	(9.31)%	(7.07)%
Ratios to Average Net Assets E
Expenses before reductions	.90% A	.90% A
Expenses net of fee waivers, if any	.90% A	.90% A
Expenses net of all reductions	.90% A	.90% A
Net investment income (loss)	1.07% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,271	$ 3,223
Portfolio turnover rate	98% A	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 26, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 D

Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04	.06
Net realized and unrealized gain (loss)	(.91)	(.78)
Total from investment operations	(.87)	(.72)
Distributions from net investment income	- F	(.05)
Net asset value, end of period	$ 8.36	$ 9.23
Total Return B,G	(9.42)%	(7.16)%
Ratios to Average Net Assets E
Expenses before reductions	1.05% A	1.05% A
Expenses net of fee waivers, if any	1.05% A	1.05% A
Expenses net of all reductions	1.05% A	1.05% A
Net investment income (loss)	.92% A	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,176	$ 3,921
Portfolio turnover rate	98% A	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 26, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

See accompanying notes which are an integral part of the financial statements.

Fund Name/Sector

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 397,629
Unrealized depreciation	(1,028,514)
Net unrealized appreciation (depreciation)	$ (630,885)
Cost for federal income tax purposes	$ 8,004,377

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,912,727 and $3,743,470, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM), serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ 83.00
Investor Class	3,540.15
	$ 3,623

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007A
From net investment income
Initial Class	$ 357	$ 21,831
Investor Class	461	22,454
Total	$ 818	$ 44,285

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007A	Six months ended June 30, 2008	Year ended December 31, 2007A
Initial Class
Shares sold	112,904	400,213	$ 991,048	$ 3,989,414
Reinvestment of distributions	41	2,360	357	21,831
Shares redeemed	(71,191)	(53,375)	(612,241)	(516,258)
Net increase (decrease)	41,754	349,198	$ 379,164	$ 3,494,987
Investor Class
Shares sold	256,222	490,942	$ 2,264,533	$ 4,870,176
Reinvestment of distributions	53	2,427	461	22,454
Shares redeemed	(181,566)	(68,578)	(1,557,455)	(667,773)
Net increase (decrease)	74,709	424,791	$ 707,539	$ 4,224,857

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

FILI-MCV-SANN-0808
1.851991.101

Fidelity® Strategic Advisers®
Small Cap Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 905.90	$ 4.50
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Investor Class
Actual	$ 1,000.00	$ 904.80	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.95%
Investor Class	1.10%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Big Lots, Inc.	0.5	0.2
GrafTech International Ltd.	0.4	0.3
Massey Energy Co.	0.4	0.4
Gardner Denver, Inc.	0.4	0.2
Schnitzer Steel Industries, Inc. Class A	0.4	0.2
Aeropostale, Inc.	0.4	0.3
Sims Group Ltd. sponsored ADR	0.4	0.0
DRS Technologies, Inc.	0.4	0.3
Oil States International, Inc.	0.4	0.2
CF Industries Holdings, Inc.	0.4	0.3
	4.1
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	30.4
Industrials	20.8	16.3
Consumer Discretionary	13.6	15.1
Financials	12.7	8.5
Energy	8.9	4.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 99.0%		Stocks 99.3%
	Net Other Assets 1.0%		Net Other Assets 0.7%
* Foreign investments	5.1%	** Foreign investments	2.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.	2,480	$ 19,815
Amerigon, Inc. (a)	70	498
ArvinMeritor, Inc.	550	6,864
ATC Technology Corp. (a)	420	9,778
Autoliv, Inc.	650	30,303
BorgWarner, Inc.	100	4,438
Cooper Tire & Rubber Co.	890	6,978
Drew Industries, Inc. (a)	530	8,454
Exide Technologies (a)	1,030	17,263
Fuel Systems Solutions, Inc. (a)	240	9,240
Gentex Corp.	1,530	22,093
Lear Corp. (a)	2,680	38,002
Stoneridge, Inc. (a)	750	12,795
Tenneco, Inc. (a)	1,330	17,995
TRW Automotive Holdings Corp. (a)	780	14,407
		218,923
Automobiles - 0.1%
Thor Industries, Inc.	1,500	31,890
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	80	2,096
LKQ Corp. (a)	1,170	21,142
		23,238
Diversified Consumer Services - 0.7%
Capella Education Co. (a)	250	14,913
Coinstar, Inc. (a)	720	23,551
DeVry, Inc.	820	43,968
Hillenbrand, Inc.	50	1,070
K12, Inc.	30	643
Learning Tree International, Inc. (a)	20	342
Matthews International Corp. Class A	380	17,199
Noah Education Holdings Ltd. ADR	520	2,808
Regis Corp.	750	19,763
Service Corp. International	1,590	15,677
Steiner Leisure Ltd. (a)	220	6,237
Stewart Enterprises, Inc. Class A	1,810	13,032
		159,203
Hotels, Restaurants & Leisure - 1.4%
Ambassadors Group, Inc.	40	597
Bally Technologies, Inc. (a)	440	14,872
Bob Evans Farms, Inc.	1,980	56,628
Brinker International, Inc.	2,010	37,989
CBRL Group, Inc.	1,190	29,167
CEC Entertainment, Inc. (a)	770	21,568
Churchill Downs, Inc.	70	2,441
Denny's Corp. (a)	3,760	10,678
International Speedway Corp. Class A	390	15,222
Jack in the Box, Inc. (a)	1,310	29,357
Krispy Kreme Doughnuts, Inc. (a)	540	2,695

	Shares	Value
Marcus Corp.	270	$ 4,037
Papa John's International, Inc. (a)	630	16,752
Speedway Motorsports, Inc.	280	5,706
WMS Industries, Inc. (a)	1,360	40,487
Wyndham Worldwide Corp.	1,440	25,790
		313,986
Household Durables - 1.3%
American Greetings Corp. Class A	2,930	36,156
Blyth, Inc.	1,330	16,000
Cavco Industries, Inc. (a)	90	2,946
Centex Corp.	50	669
Champion Enterprises, Inc. (a)	4,230	24,746
CSS Industries, Inc.	300	7,266
Ethan Allen Interiors, Inc.	400	9,840
Furniture Brands International, Inc.	1,260	16,834
Helen of Troy Ltd. (a)	740	11,929
Hooker Furniture Corp.	600	10,392
La-Z-Boy, Inc.	900	6,885
Lennar Corp. Class A	1,920	23,693
National Presto Industries, Inc.	120	7,702
NVR, Inc. (a)	80	40,006
Ryland Group, Inc.	1,610	35,114
Snap-On, Inc.	480	24,965
Universal Electronics, Inc. (a)	50	1,045
		276,188
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,590	10,256
FTD Group, Inc.	250	3,333
Gaiam, Inc. Class A (a)	210	2,837
IAC/InterActiveCorp (a)	930	17,930
Liberty Media Corp. - Interactive Series A (a)	1,960	28,930
Netflix, Inc. (a)	2,070	53,965
Overstock.com, Inc. (a)	270	7,007
PetMed Express, Inc. (a)	490	6,003
Priceline.com, Inc. (a)	410	47,339
Stamps.com, Inc. (a)	310	3,869
		181,469
Leisure Equipment & Products - 0.8%
Brunswick Corp.	1,330	14,098
Callaway Golf Co.	4,140	48,976
Hasbro, Inc.	460	16,431
JAKKS Pacific, Inc. (a)	1,240	27,094
Leapfrog Enterprises, Inc. Class A (a)	900	7,488
Polaris Industries, Inc.	1,370	55,321
Steinway Musical Instruments, Inc. (a)	40	1,056
		170,464
Media - 1.2%
Belo Corp. Series A	740	5,409
Cablevision Systems Corp. - NY Group Class A (a)	690	15,594
Charter Communications, Inc. Class A (a)	5,870	6,164
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cox Radio, Inc. Class A (a)	560	$ 6,608
CTC Media, Inc. (a)	190	4,685
Cumulus Media, Inc. Class A (a)	600	2,364
DG FastChannel, Inc. (a)	90	1,553
DreamWorks Animation SKG, Inc. Class A (a)	1,040	31,002
Entravision Communication Corp. Class A (a)	3,370	13,547
Gannett Co., Inc.	580	12,569
Getty Images, Inc. (a)	760	25,787
Global Sources Ltd.	1,285	19,506
Harte-Hanks, Inc.	750	8,588
LIN TV Corp. Class A (a)	390	2,324
Marvel Entertainment, Inc. (a)	1,240	39,854
Scholastic Corp. (a)	1,270	36,398
Sinclair Broadcast Group, Inc. Class A	2,590	19,684
The McClatchy Co. Class A	470	3,187
Warner Music Group Corp.	310	2,213
		257,036
Multiline Retail - 0.9%
99 Cents Only Stores (a)	610	4,026
Big Lots, Inc. (a)	3,430	107,111
Dollar Tree, Inc. (a)	1,640	53,612
Family Dollar Stores, Inc.	580	11,565
Fred's, Inc. Class A	870	9,779
Macy's, Inc.	860	16,701
		202,794
Specialty Retail - 3.6%
Aaron Rents, Inc.	220	4,913
Aeropostale, Inc. (a)	2,970	93,050
AnnTaylor Stores Corp. (a)	1,040	24,918
Asbury Automotive Group, Inc.	900	11,565
AutoNation, Inc. (a)	2,060	20,641
AutoZone, Inc. (a)	100	12,101
bebe Stores, Inc.	1,370	13,166
Blockbuster, Inc. Class A (a)	1,270	3,175
Books-A-Million, Inc.	80	613
Brown Shoe Co., Inc.	1,720	23,306
Conn's, Inc. (a)	330	5,303
Dress Barn, Inc. (a)	2,550	34,119
Finish Line, Inc. Class A	2,510	21,837
Foot Locker, Inc.	3,630	45,194
Group 1 Automotive, Inc.	510	10,134
Gymboree Corp. (a)	780	31,255
Haverty Furniture Companies, Inc.	50	502
Hot Topic, Inc. (a)	350	1,894
Jo-Ann Stores, Inc. (a)	970	22,339
Limited Brands, Inc.	630	10,616
Lumber Liquidators, Inc.	80	1,040
Monro Muffler Brake, Inc.	70	1,084
New York & Co., Inc. (a)	1,220	11,139

	Shares	Value
Office Depot, Inc. (a)	1,840	$ 20,130
OfficeMax, Inc.	1,970	27,383
Penske Auto Group, Inc.	2,620	38,619
Pier 1 Imports, Inc. (a)	1,710	5,882
RadioShack Corp.	4,310	52,884
Rent-A-Center, Inc. (a)	2,260	46,488
Ross Stores, Inc.	920	32,678
Sally Beauty Holdings, Inc. (a)	5,910	38,179
Sonic Automotive, Inc. Class A (sub. vtg.)	60	773
Systemax, Inc.	410	7,237
The Buckle, Inc.	1,550	70,882
The Children's Place Retail Stores, Inc. (a)	500	18,050
Tractor Supply Co. (a)	1,140	33,106
Wet Seal, Inc. Class A (a)	1,330	6,344
		802,539
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc. (a)	1,090	15,064
Columbia Sportswear Co.	210	7,718
Deckers Outdoor Corp. (a)	180	25,056
Fossil, Inc. (a)	620	18,023
Hanesbrands, Inc. (a)	740	20,084
Jones Apparel Group, Inc.	3,280	45,100
Liz Claiborne, Inc.	3,320	46,978
Maidenform Brands, Inc. (a)	340	4,590
Movado Group, Inc.	110	2,178
Perry Ellis International, Inc. (a)	780	16,552
Polo Ralph Lauren Corp. Class A	80	5,022
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	830	16,401
Timberland Co. Class A (a)	220	3,597
True Religion Apparel, Inc. (a)	500	13,325
Unifirst Corp.	60	2,680
Warnaco Group, Inc. (a)	1,460	64,342
Wolverine World Wide, Inc.	2,260	60,274
		366,984
TOTAL CONSUMER DISCRETIONARY		3,004,714
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	190	7,729
Coca-Cola Enterprises, Inc.	340	5,882
Pepsi Bottling Group, Inc.	260	7,259
		20,870
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	1,180	45,666
Casey's General Stores, Inc.	1,960	45,413
China Nepstar Chain Drugstore Ltd. ADR	70	606
Ingles Markets, Inc. Class A	230	5,366
Longs Drug Stores Corp.	1,010	42,531
Nash-Finch Co.	410	14,051
Spartan Stores, Inc.	620	14,260
		167,893
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.3%
Agria Corp. ADR	200	$ 856
Chiquita Brands International, Inc. (a)	2,610	39,594
Darling International, Inc. (a)	3,880	64,098
Del Monte Foods Co.	3,400	24,140
Diamond Foods, Inc.	330	7,603
Flowers Foods, Inc.	1,730	49,028
Fresh Del Monte Produce, Inc. (a)	1,680	39,598
Green Mountain Coffee Roasters, Inc. (a)	370	13,901
J&J Snack Foods Corp.	30	822
Omega Protein Corp. (a)	290	4,336
Reddy Ice Holdings, Inc.	140	1,915
TreeHouse Foods, Inc. (a)	330	8,006
Tyson Foods, Inc. Class A	1,750	26,145
		280,042
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	70	287
WD-40 Co.	330	9,653
		9,940
Personal Products - 0.9%
American Oriental Bioengineering, Inc. (a)	3,170	31,288
Chattem, Inc. (a)	800	52,040
Elizabeth Arden, Inc. (a)	380	5,768
Herbalife Ltd.	460	17,825
Inter Parfums, Inc.	470	7,050
NBTY, Inc. (a)	1,410	45,205
Nu Skin Enterprises, Inc. Class A	1,520	22,678
Prestige Brands Holdings, Inc. (a)	710	7,569
		189,423
Tobacco - 0.3%
Universal Corp.	1,480	66,926
Vector Group Ltd.	498	8,033
		74,959
TOTAL CONSUMER STAPLES		743,127
ENERGY - 8.9%
Energy Equipment & Services - 4.2%
Atwood Oceanics, Inc. (a)	130	16,164
Basic Energy Services, Inc. (a)	160	5,040
BJ Services Co.	660	21,080
Bristow Group, Inc. (a)	630	31,179
Complete Production Services, Inc. (a)	490	17,846
Dawson Geophysical Co. (a)	70	4,162
Dresser-Rand Group, Inc. (a)	190	7,429
Dril-Quip, Inc. (a)	550	34,650
ENGlobal Corp. (a)	120	1,709
ENSCO International, Inc.	750	60,555
FMC Technologies, Inc. (a)	730	56,159

	Shares	Value
Forbes Energy Services LLC (a)	2,300	$ 17,686
Grey Wolf, Inc. (a)	8,280	74,768
Gulf Island Fabrication, Inc.	500	24,465
Gulfmark Offshore, Inc. (a)	850	49,453
Hornbeck Offshore Services, Inc. (a)	610	34,471
ION Geophysical Corp. (a)	1,780	31,061
Lufkin Industries, Inc.	410	34,145
NATCO Group, Inc. Class A (a)	600	32,718
Natural Gas Services Group, Inc. (a)	180	5,486
Newpark Resources, Inc. (a)	2,230	17,528
North American Energy Partners, Inc. (a)	300	6,504
Oil States International, Inc. (a)	1,410	89,450
Patterson-UTI Energy, Inc.	1,400	50,456
Pioneer Drilling Co. (a)	1,440	27,086
Pride International, Inc. (a)	440	20,808
Rowan Companies, Inc.	360	16,830
SEACOR Holdings, Inc. (a)	580	51,916
T-3 Energy Services, Inc. (a)	320	25,430
Union Drilling, Inc. (a)	320	6,938
Unit Corp. (a)	530	43,974
Willbros Group, Inc. (a)	100	4,381
		921,527
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	640	66,746
Arena Resources, Inc. (a)	110	5,810
Arlington Tankers Ltd.	140	3,251
Berry Petroleum Co. Class A	870	51,226
Bill Barrett Corp. (a)	560	33,270
Bois d'Arc Energy LLC (a)	1,170	28,443
Brigham Exploration Co. (a)	700	11,081
Callon Petroleum Co. (a)	550	15,048
Cimarex Energy Co.	590	41,105
Concho Resources, Inc.	400	14,920
Continental Resources, Inc.	30	2,080
Delta Petroleum Corp. (a)	280	7,146
Denbury Resources, Inc. (a)	880	32,120
Energy Partners Ltd. (a)	810	12,085
Galleon Energy, Inc. Class A (a)	100	2,021
Gasco Energy, Inc. (a)	2,730	11,330
General Maritime Corp.	750	19,485
GMX Resources, Inc. (a)	10	741
Jura Energy Corp. (a)	2,600	1,275
Knightsbridge Tankers Ltd.	370	11,918
Mariner Energy, Inc. (a)	2,210	81,704
Massey Energy Co.	1,050	98,438
Noble Energy, Inc.	100	10,056
Nordic American Tanker Shipping Ltd.	120	4,658
Overseas Shipholding Group, Inc.	330	26,242
Petrohawk Energy Corp. (a)	1,360	62,982
Petroquest Energy, Inc. (a)	1,290	34,701
Rosetta Resources, Inc. (a)	1,620	46,170
Stone Energy Corp. (a)	1,110	73,160
Swift Energy Co. (a)	1,300	85,878
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Tankers Ltd.	400	$ 9,284
TUSK Energy Corp. (a)	900	2,569
Vaalco Energy, Inc. (a)	2,970	25,156
Venoco, Inc. (a)	180	4,178
VeraSun Energy Corp. (a)	1,470	6,071
Vero Energy, Inc. (a)	500	5,337
W&T Offshore, Inc.	1,360	79,574
Warren Resources, Inc. (a)	690	10,129
Whiting Petroleum Corp. (a)	100	10,608
		1,047,996
TOTAL ENERGY		1,969,523
FINANCIALS - 12.7%
Capital Markets - 0.9%
GAMCO Investors, Inc. Class A	410	20,344
Invesco Ltd.	1,230	29,495
Knight Capital Group, Inc. Class A (a)	4,290	77,134
NGP Capital Resources Co.	170	2,620
optionsXpress Holdings, Inc.	1,030	23,010
Prospect Capital Corp.	60	791
Stifel Financial Corp. (a)	145	4,987
SWS Group, Inc.	400	6,644
TD Ameritrade Holding Corp. (a)	1,230	22,251
U.S. Global Investments, Inc. Class A	160	2,680
Waddell & Reed Financial, Inc. Class A	10	350
		190,306
Commercial Banks - 1.9%
BancFirst Corp.	70	2,996
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	260	4,209
Chemical Financial Corp.	290	5,916
City Holding Co.	480	19,570
Community Bank System, Inc.	1,090	22,476
Community Trust Bancorp, Inc.	140	3,676
First Community Bancshares, Inc.	50	1,410
First Financial Bancorp, Ohio	310	2,852
First Horizon National Corp.	2,400	17,832
First Merchants Corp.	350	6,353
FirstMerit Corp.	480	7,829
Frontier Financial Corp., Washington	630	5,368
IBERIABANK Corp.	40	1,779
Independent Bank Corp., Massachusetts	100	2,384
International Bancshares Corp.	480	10,258
Investors Bancorp, Inc. (a)	130	1,698
MainSource Financial Group, Inc.	90	1,395
National Penn Bancshares, Inc.	1,140	15,139
NBT Bancorp, Inc.	700	14,427
Old National Bancorp, Indiana	1,840	26,238
Oriental Financial Group, Inc.	750	10,695
Pacific Capital Bancorp	2,290	31,556

	Shares	Value
Park National Corp.	120	$ 6,468
Popular, Inc.	1,930	12,719
Renasant Corp.	100	1,473
S&T Bancorp, Inc.	70	2,034
Signature Bank, New York (a)	50	1,288
Simmons First National Corp. Class A	160	4,475
Southside Bancshares, Inc.	180	3,319
Sterling Bancorp, New York	690	8,246
Susquehanna Bancshares, Inc., Pennsylvania	1,660	22,725
SVB Financial Group (a)	480	23,093
TCF Financial Corp.	3,070	36,932
Tompkins Financial Corp.	110	4,092
UMB Financial Corp.	120	6,152
Webster Financial Corp.	1,770	32,922
WesBanco, Inc.	570	9,776
Westamerica Bancorp.	520	27,347
Wilmington Trust Corp., Delaware	100	2,644
Wintrust Financial Corp.	250	5,963
		427,724
Consumer Finance - 0.6%
Advanta Corp. Class B	990	6,227
AmeriCredit Corp. (a)	710	6,120
Cash America International, Inc.	1,340	41,540
Discover Financial Services	2,440	32,135
EZCORP, Inc. (non-vtg.) Class A (a)	1,400	17,850
World Acceptance Corp. (a)	640	21,549
		125,421
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp.	370	4,521
Encore Capital Group, Inc. (a)	30	265
Financial Federal Corp.	720	15,811
Interactive Brokers Group, Inc.	40	1,285
Leucadia National Corp.	760	35,674
MarketAxess Holdings, Inc. (a)	310	2,344
PHH Corp. (a)	1,160	17,806
Portfolio Recovery Associates, Inc.	240	9,000
		86,706
Insurance - 6.4%
Alleghany Corp.	20	6,641
Allied World Assurance Co. Holdings Ltd.	830	32,885
American Equity Investment Life Holding Co.	1,560	12,714
American Financial Group, Inc.	810	21,668
American National Insurance Co.	10	980
American Physicians Capital, Inc.	510	24,704
Amerisafe, Inc. (a)	800	12,752
Amtrust Financial Services, Inc.	1,730	21,798
Arch Capital Group Ltd. (a)	400	26,528
Argo Group International Holdings, Ltd. (a)	189	6,343
Aspen Insurance Holdings Ltd.	3,120	73,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	840	$ 55,406
Assured Guaranty Ltd.	450	8,096
Axis Capital Holdings Ltd.	1,060	31,599
Brown & Brown, Inc.	770	13,390
Cincinnati Financial Corp.	780	19,812
CNA Financial Corp.	820	20,623
CNA Surety Corp. (a)	630	7,963
Conseco, Inc. (a)	2,920	28,966
Darwin Professional Underwriters, Inc. (a)	190	5,852
Delphi Financial Group, Inc. Class A	1,060	24,528
Donegal Group, Inc. Class A	20	317
eHealth, Inc. (a)	210	3,709
EMC Insurance Group	10	241
Employers Holdings, Inc.	510	10,557
Endurance Specialty Holdings Ltd.	1,270	39,103
Erie Indemnity Co. Class A	70	3,231
FBL Financial Group, Inc. Class A	690	13,717
Fidelity National Financial, Inc. Class A	1,770	22,302
FPIC Insurance Group, Inc. (a)	370	16,768
Genworth Financial, Inc. Class A (non-vtg.)	2,120	37,757
Hallmark Financial Services, Inc. (a)	200	1,934
Hanover Insurance Group, Inc.	380	16,150
Harleysville Group, Inc.	660	22,328
HCC Insurance Holdings, Inc.	940	19,872
Hilb Rogal & Hobbs Co.	90	3,911
Horace Mann Educators Corp.	80	1,122
Infinity Property & Casualty Corp.	460	19,099
IPC Holdings Ltd.	2,010	53,366
Markel Corp. (a)	10	3,670
Max Capital Group Ltd.	2,420	51,619
Montpelier Re Holdings Ltd.	180	2,655
National Financial Partners Corp.	650	12,883
National Interstate Corp.	210	3,860
Nationwide Financial Services, Inc. Class A (sub. vtg.)	330	15,843
Navigators Group, Inc. (a)	520	28,106
OdysseyRe Holdings Corp.	660	23,430
OneBeacon Insurance Group Ltd.	200	3,514
PartnerRe Ltd.	410	28,343
Philadelphia Consolidated Holdings Corp. (a)	800	27,176
Phoenix Companies, Inc.	1,440	10,958
Platinum Underwriters Holdings Ltd.	2,250	73,373
Presidential Life Corp.	60	925
ProAssurance Corp. (a)	1,170	56,289
ProCentury Corp.	280	4,435
Protective Life Corp.	680	25,874
Reinsurance Group of America, Inc.	190	8,269
RenaissanceRe Holdings Ltd.	490	21,888
RLI Corp.	580	28,693

	Shares	Value
SAFECO Corp.	750	$ 50,370
Safety Insurance Group, Inc.	180	6,417
SeaBright Insurance Holdings, Inc. (a)	490	7,095
Selective Insurance Group, Inc.	1,290	24,200
StanCorp Financial Group, Inc.	590	27,706
State Auto Financial Corp.	180	4,307
The First American Corp.	310	8,184
Torchmark Corp.	100	5,865
Transatlantic Holdings, Inc.	170	9,600
United America Indemnity Ltd. Class A (a)	810	10,830
Unitrin, Inc.	250	6,893
Unum Group	1,760	35,992
W.R. Berkley Corp.	1,240	29,958
White Mountains Insurance Group Ltd.	20	8,580
Zenith National Insurance Corp.	220	7,735
		1,418,117
Real Estate Investment Trusts - 2.0%
Agree Realty Corp.	200	4,410
Alexanders, Inc. (a)	10	3,106
Alexandria Real Estate Equities, Inc.	100	9,734
Arbor Realty Trust, Inc.	100	897
Ashford Hospitality Trust, Inc.	1,100	5,082
Associated Estates Realty Corp.	100	1,071
Brandywine Realty Trust (SBI)	400	6,304
Capital Trust, Inc. Class A	30	576
CBL & Associates Properties, Inc.	400	9,136
Cedar Shopping Centers, Inc.	240	2,813
Corporate Office Properties Trust (SBI)	200	6,866
DiamondRock Hospitality Co.	900	9,801
Digital Realty Trust, Inc.	600	24,546
EastGroup Properties, Inc.	240	10,296
Entertainment Properties Trust (SBI)	270	13,349
Equity Lifestyle Properties, Inc.	210	9,240
Equity One, Inc.	360	7,398
Extra Space Storage, Inc.	310	4,762
FelCor Lodging Trust, Inc.	1,000	10,500
First Industrial Realty Trust, Inc.	700	19,229
Glimcher Realty Trust	100	1,118
Gramercy Capital Corp.	200	2,318
Hersha Hospitality Trust	200	1,510
Highwoods Properties, Inc. (SBI)	500	15,710
Home Properties, Inc.	340	16,340
Inland Real Estate Corp.	1,000	14,420
Kite Realty Group Trust	230	2,875
LaSalle Hotel Properties (SBI)	200	5,026
Lexington Corporate Properties Trust	500	6,815
LTC Properties, Inc.	240	6,134
Medical Properties Trust, Inc.	320	3,238
Mid-America Apartment Communities, Inc.	260	13,270
National Health Investors, Inc.	100	2,851
National Retail Properties, Inc.	740	15,466
Nationwide Health Properties, Inc.	1,200	37,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.	700	$ 11,655
Parkway Properties, Inc.	200	6,746
Pennsylvania Real Estate Investment Trust (SBI)	500	11,570
PS Business Parks, Inc.	160	8,256
Ramco-Gershenson Properties Trust (SBI)	180	3,697
Realty Income Corp.	900	20,484
Saul Centers, Inc.	100	4,699
Senior Housing Properties Trust (SBI)	1,100	21,483
Sovran Self Storage, Inc.	140	5,818
Strategic Hotel & Resorts, Inc.	600	5,622
Sunstone Hotel Investors, Inc.	570	9,462
Tanger Factory Outlet Centers, Inc.	500	17,965
Taubman Centers, Inc.	200	9,730
Washington (REIT) (SBI)	410	12,321
		453,503
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	160	9,630
Tejon Ranch Co. (a)	40	1,442
		11,072
Thrifts & Mortgage Finance - 0.5%
Anchor BanCorp Wisconsin, Inc.	150	1,052
Bank Mutual Corp.	630	6,325
BankFinancial Corp.	20	260
Brookline Bancorp, Inc., Delaware	500	4,775
Dime Community Bancshares, Inc.	850	14,034
Encore Bancshares, Inc.	200	3,130
Farmer Mac Class C (non-vtg.)	150	3,717
First Place Financial Corp.	80	752
Flushing Financial Corp.	520	9,854
Hudson City Bancorp, Inc.	2,430	40,532
OceanFirst Financial Corp.	40	722
Provident Financial Services, Inc.	230	3,222
Provident New York Bancorp	760	8,406
TierOne Corp.	210	964
WSFS Financial Corp.	90	4,014
		101,759
TOTAL FINANCIALS		2,814,608
HEALTH CARE - 6.8%
Biotechnology - 0.7%
Allos Therapeutics, Inc. (a)	150	1,037
Alnylam Pharmaceuticals, Inc. (a)	830	22,186
BioMarin Pharmaceutical, Inc. (a)	220	6,376
Cubist Pharmaceuticals, Inc. (a)	1,360	24,290
Emergent BioSolutions, Inc. (a)	550	5,462
Enzon Pharmaceuticals, Inc. (a)	1,500	10,680
Martek Biosciences (a)	1,950	65,735
Momenta Pharmaceuticals, Inc. (a)	210	2,583

	Shares	Value
Myriad Genetics, Inc. (a)	100	$ 4,552
Rigel Pharmaceuticals, Inc. (a)	100	2,266
RXi Pharmaceuticals Corp.	94	752
Savient Pharmaceuticals, Inc. (a)	300	7,590
		153,509
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)	320	7,722
American Medical Systems Holdings, Inc. (a)	260	3,887
Analogic Corp.	830	52,348
CONMED Corp. (a)	940	24,957
Cryolife, Inc. (a)	610	6,978
Cyberonics, Inc. (a)	270	5,859
Datascope Corp.	350	16,450
Edwards Lifesciences Corp. (a)	270	16,751
Exactech, Inc. (a)	90	2,314
Hill-Rom Holdings, Inc.	1,050	28,329
IRIS International, Inc. (a)	100	1,565
Kensey Nash Corp. (a)	400	12,820
Meridian Bioscience, Inc.	530	14,268
Merit Medical Systems, Inc. (a)	660	9,702
Natus Medical, Inc. (a)	100	2,094
Neogen Corp. (a)	50	1,145
NuVasive, Inc. (a)	100	4,466
Quidel Corp. (a)	850	14,042
Sirona Dental Systems, Inc. (a)	300	7,776
Somanetics Corp. (a)	110	2,332
SonoSite, Inc. (a)	150	4,202
Steris Corp.	1,720	49,467
Vital Signs, Inc.	20	1,136
Vnus Medical Technologies, Inc. (a)	80	1,601
Zoll Medical Corp. (a)	690	23,232
		315,443
Health Care Providers & Services - 2.6%
Air Methods Corp. (a)	10	250
Alliance Imaging, Inc. (a)	900	7,803
Amedisys, Inc. (a)	480	24,202
AMERIGROUP Corp. (a)	1,380	28,704
AMN Healthcare Services, Inc. (a)	350	5,922
AmSurg Corp. (a)	300	7,305
Apria Healthcare Group, Inc. (a)	1,170	22,686
Centene Corp. (a)	2,070	34,755
Chemed Corp.	400	14,644
Chindex International, Inc. (a)	295	4,328
Corvel Corp. (a)	140	4,742
Cross Country Healthcare, Inc. (a)	160	2,306
Emergency Medical Services Corp. Class A (a)	240	5,431
Gentiva Health Services, Inc. (a)	100	1,905
Hanger Orthopedic Group, Inc. (a)	630	10,389
Health Net, Inc. (a)	680	16,361
HealthExtras, Inc. (a)	140	4,220
Healthspring, Inc. (a)	3,080	51,990
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	40	$ 859
Kindred Healthcare, Inc. (a)	540	15,530
Landauer, Inc.	290	16,310
LifePoint Hospitals, Inc. (a)	2,120	59,996
Lincare Holdings, Inc. (a)	2,420	68,728
Magellan Health Services, Inc. (a)	110	4,073
Molina Healthcare, Inc. (a)	890	21,663
Odyssey Healthcare, Inc. (a)	190	1,851
Owens & Minor, Inc.	1,730	79,044
PharMerica Corp. (a)	600	13,554
Providence Service Corp. (a)	170	3,589
Psychiatric Solutions, Inc. (a)	100	3,784
RehabCare Group, Inc. (a)	680	10,900
ResCare, Inc. (a)	380	6,756
Sun Healthcare Group, Inc. (a)	320	4,285
Universal American Financial Corp. (a)	500	5,110
Wellcare Health Plans, Inc. (a)	180	6,507
		570,482
Health Care Technology - 0.1%
Eclipsys Corp. (a)	200	3,672
HLTH Corp. (a)	610	6,905
Phase Forward, Inc. (a)	690	12,399
TriZetto Group, Inc. (a)	190	4,062
		27,038
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. (a)	640	8,493
Dionex Corp. (a)	430	28,539
Enzo Biochem, Inc. (a)	110	1,234
eResearchTechnology, Inc. (a)	1,600	27,904
Illumina, Inc. (a)	190	16,551
Invitrogen Corp. (a)	320	12,563
Luminex Corp. (a)	1,000	20,550
PAREXEL International Corp. (a)	1,430	37,623
PerkinElmer, Inc.	310	8,634
Pharmaceutical Product Development, Inc.	220	9,438
Varian, Inc. (a)	1,010	51,571
		223,100
Pharmaceuticals - 1.0%
Adolor Corp. (a)	1,100	6,028
Alpharma, Inc. Class A (a)	1,060	23,882
Auxilium Pharmaceuticals, Inc. (a)	280	9,414
Bentley Pharmaceuticals, Inc. (a)	80	1,292
Durect Corp. (a)	220	807
Endo Pharmaceuticals Holdings, Inc. (a)	1,190	28,786
Forest Laboratories, Inc. (a)	350	12,159
King Pharmaceuticals, Inc. (a)	5,050	52,874
MiddleBrook Pharmaceuticals, Inc. (a)	500	1,690
Pain Therapeutics, Inc. (a)	370	2,923
Par Pharmaceutical Companies, Inc. (a)	350	5,681

	Shares	Value
Pozen, Inc. (a)	220	$ 2,394
Sepracor, Inc. (a)	360	7,171
Valeant Pharmaceuticals International (a)	940	16,083
Vivus, Inc. (a)	190	1,269
Warner Chilcott Ltd. (a)	590	10,001
Watson Pharmaceuticals, Inc. (a)	960	26,083
XenoPort, Inc. (a)	340	13,270
		221,807
TOTAL HEALTH CARE		1,511,379
INDUSTRIALS - 20.8%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	170	4,621
Argon ST, Inc. (a)	170	4,216
BE Aerospace, Inc. (a)	620	14,440
Ceradyne, Inc. (a)	640	21,952
Cubic Corp.	1,140	25,399
Curtiss-Wright Corp.	280	12,527
DRS Technologies, Inc.	1,160	91,315
Ducommun, Inc. (a)	330	7,577
DynCorp International, Inc. Class A (a)	1,600	24,240
Esterline Technologies Corp. (a)	1,220	60,097
Heico Corp.	440	14,318
Stanley, Inc. (a)	520	17,430
Teledyne Technologies, Inc. (a)	680	33,177
TransDigm Group, Inc. (a)	230	7,726
Triumph Group, Inc.	1,030	48,513
		387,548
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	300	300
Atlas Air Worldwide Holdings, Inc. (a)	690	34,127
Hub Group, Inc. Class A (a)	1,230	41,980
Pacer International, Inc.	1,510	32,480
		108,887
Airlines - 0.2%
Allegiant Travel Co. (a)	90	1,673
Hawaiian Holdings, Inc. (a)	2,080	14,456
Republic Airways Holdings, Inc. (a)	1,060	9,180
SkyWest, Inc.	1,770	22,391
		47,700
Building Products - 0.7%
Aaon, Inc.	270	5,200
American Woodmark Corp.	70	1,479
Ameron International Corp.	250	29,995
Apogee Enterprises, Inc.	690	11,150
Gibraltar Industries, Inc.	150	2,396
Insteel Industries, Inc.	410	7,507
Lennox International, Inc.	1,650	47,784
NCI Building Systems, Inc. (a)	850	31,221
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Quanex Building Products Corp.	1,520	$ 22,587
Universal Forest Products, Inc.	100	2,996
		162,315
Commercial Services & Supplies - 5.2%
ABM Industries, Inc.	610	13,573
Administaff, Inc.	1,230	34,305
Advisory Board Co. (a)	40	1,573
American Ecology Corp.	710	20,966
American Reprographics Co. (a)	300	4,995
Amrep Corp.	30	1,428
Bowne & Co., Inc.	1,050	13,388
CBIZ, Inc. (a)	1,930	15,344
CDI Corp.	590	15,010
ChoicePoint, Inc. (a)	980	47,236
Clean Harbors, Inc. (a)	740	52,584
Comfort Systems USA, Inc.	2,040	27,418
Comsys IT Partners, Inc. (a)	250	2,280
Consolidated Graphics, Inc. (a)	540	26,606
Copart, Inc. (a)	40	1,713
Cornell Companies, Inc. (a)	580	13,984
CRA International, Inc. (a)	140	5,061
Deluxe Corp.	2,690	47,936
Ennis, Inc.	520	8,138
Exponent, Inc. (a)	800	25,128
First Advantage Corp. Class A (a)	150	2,378
FTI Consulting, Inc. (a)	70	4,792
G&K Services, Inc. Class A	220	6,701
GeoEye, Inc. (a)	10	177
Herman Miller, Inc.	2,730	67,950
Hill International, Inc. (a)	700	11,508
HNI Corp.	410	7,241
Hudson Highland Group, Inc. (a)	620	6,491
ICF International, Inc. (a)	570	9,473
IKON Office Solutions, Inc.	2,170	24,478
Interface, Inc. Class A	2,350	29,446
Kelly Services, Inc. Class A (non-vtg.)	480	9,278
Kimball International, Inc. Class B	510	4,223
Knoll, Inc.	1,400	17,010
Korn/Ferry International (a)	2,100	33,033
Manpower, Inc.	520	30,285
McGrath RentCorp.	140	3,443
Metalico, Inc. (a)	910	15,943
Mine Safety Appliances Co.	760	30,392
MPS Group, Inc. (a)	3,930	41,776
Navigant Consulting, Inc. (a)	1,330	26,015
R.R. Donnelley & Sons Co.	1,150	34,144
Resources Connection, Inc.	940	19,129
Robert Half International, Inc.	1,290	30,921
Rollins, Inc.	1,550	22,971
Schawk, Inc. Class A	250	2,998

	Shares	Value
School Specialty, Inc. (a)	460	$ 13,676
Spherion Corp. (a)	980	4,528
Standard Parking Corp. (a)	90	1,638
Standard Register Co.	340	3,206
Steelcase, Inc. Class A	2,720	27,282
Sykes Enterprises, Inc. (a)	1,300	24,518
Team, Inc. (a)	440	15,101
Teletech Holdings, Inc. (a)	1,300	25,948
Tetra Tech, Inc. (a)	190	4,298
The Brink's Co.	360	23,551
TrueBlue, Inc. (a)	2,240	29,590
United Stationers, Inc. (a)	1,050	38,798
Viad Corp.	1,150	29,659
Volt Information Sciences, Inc. (a)	20	238
Waste Connections, Inc. (a)	440	14,049
Watson Wyatt Worldwide, Inc. Class A	580	30,676
		1,157,618
Construction & Engineering - 1.2%
AECOM Technology Corp.	780	25,373
Dycom Industries, Inc. (a)	730	10,600
EMCOR Group, Inc. (a)	2,450	69,899
Furmanite Corp. (a)	100	798
Granite Construction, Inc.	560	17,657
Insituform Technologies, Inc. Class A (a)	550	8,377
Integrated Electrical Services, Inc. (a)	280	4,816
KBR, Inc.	1,000	34,910
Layne Christensen Co. (a)	410	17,954
MasTec, Inc. (a)	1,250	13,325
Michael Baker Corp. (a)	240	5,251
Northwest Pipe Co. (a)	260	14,508
Perini Corp. (a)	960	31,728
Pike Electric Corp. (a)	320	5,315
		260,511
Electrical Equipment - 2.6%
A.O. Smith Corp.	840	27,577
Acuity Brands, Inc.	1,630	78,370
AZZ, Inc. (a)	430	17,157
Belden, Inc.	1,730	58,612
Brady Corp. Class A	660	22,790
Day4 Energy, Inc.	2,000	8,260
Encore Wire Corp.	660	13,985
GrafTech International Ltd. (a)	3,700	99,271
II-VI, Inc. (a)	390	13,619
LSI Industries, Inc.	290	2,355
Powell Industries, Inc. (a)	420	21,172
Regal-Beloit Corp.	1,320	55,770
Superior Essex, Inc. (a)	450	20,084
Thomas & Betts Corp. (a)	1,100	41,635
Valence Technology, Inc. (a)	930	4,120
Vicor Corp.	320	3,194
Woodward Governor Co.	2,410	85,941
		573,912
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Otter Tail Corp.	130	$ 5,048
Raven Industries, Inc.	290	9,506
Walter Industries, Inc.	360	39,157
		53,711
Machinery - 5.4%
Actuant Corp. Class A	2,000	62,700
Altra Holdings, Inc. (a)	420	7,060
Ampco-Pittsburgh Corp.	450	20,016
Astec Industries, Inc. (a)	970	31,176
Axsys Technologies, Inc. (a)	370	19,255
Badger Meter, Inc.	650	32,845
Barnes Group, Inc.	2,070	47,796
Blount International, Inc. (a)	1,480	17,183
Cascade Corp.	150	6,348
Chart Industries, Inc. (a)	1,010	49,126
CIRCOR International, Inc.	670	32,823
Colfax Corp.	510	12,796
Columbus McKinnon Corp. (NY Shares) (a)	830	19,986
Commercial Vehicle Group, Inc. (a)	90	842
Crane Co.	400	15,412
Cummins, Inc.	770	50,450
Dover Corp.	140	6,772
EnPro Industries, Inc. (a)	1,000	37,340
ESCO Technologies, Inc. (a)	200	9,384
Federal Signal Corp.	730	8,760
Gardner Denver, Inc. (a)	1,670	94,856
Gorman-Rupp Co.	577	22,988
Hurco Companies, Inc. (a)	170	5,251
IDEX Corp.	750	27,630
Ingersoll-Rand Co. Ltd. Class A	1,190	44,542
Kadant, Inc. (a)	730	16,498
Kaydon Corp.	130	6,683
L.B. Foster Co. Class A (a)	170	5,644
Lincoln Electric Holdings, Inc.	240	18,888
Lindsay Corp.	170	14,445
Lydall, Inc. (a)	110	1,381
McCoy Corp.	1,100	4,996
Mueller Industries, Inc.	1,760	56,672
Navistar International Corp. (a)	130	8,557
Nordson Corp.	650	47,379
Oshkosh Co.	290	6,000
Pentair, Inc.	530	18,561
RBC Bearings, Inc. (a)	290	9,663
Robbins & Myers, Inc.	1,420	70,815
Sun Hydraulics Corp.	540	17,426
Tecumseh Products Co. Class A (non-vtg.) (a)	850	27,863
Tennant Co.	370	11,126
Timken Co.	680	22,399
Titan International, Inc.	330	11,755

	Shares	Value
Toro Co.	1,410	$ 46,911
Twin Disc, Inc.	10	209
Wabtec Corp.	1,490	72,444
Watts Water Technologies, Inc. Class A	590	14,691
		1,194,343
Marine - 0.5%
Alexander & Baldwin, Inc.	700	31,885
American Commercial Lines, Inc. (a)	870	9,509
Excel Maritime Carriers Ltd.	730	28,653
Kirby Corp. (a)	100	4,800
Safe Bulkers, Inc.	1,400	26,376
Star Bulk Carriers Corp.	1,220	14,384
		115,607
Road & Rail - 1.1%
AMERCO (a)	30	1,430
Arkansas Best Corp.	1,390	50,930
Avis Budget Group, Inc. (a)	2,530	21,176
Genesee & Wyoming, Inc. Class A (a)	580	19,732
Heartland Express, Inc.	540	8,051
Hertz Global Holdings, Inc. (a)	1,680	16,128
Marten Transport Ltd. (a)	220	3,513
Old Dominion Freight Lines, Inc. (a)	380	11,408
Ryder System, Inc.	520	35,818
Werner Enterprises, Inc.	2,030	37,717
YRC Worldwide, Inc. (a)	2,170	32,268
		238,171
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	2,120	51,240
Beacon Roofing Supply, Inc. (a)	210	2,228
GATX Corp.	1,310	58,072
Houston Wire & Cable Co.	540	10,746
Kaman Corp.	40	910
MSC Industrial Direct Co., Inc. Class A	130	5,734
Rush Enterprises, Inc. Class A (a)	550	6,606
Textainer Group Holdings Ltd.	90	1,758
United Rentals, Inc.	3,270	64,125
Watsco, Inc.	300	12,540
WESCO International, Inc. (a)	1,850	74,074
		288,033
Transportation Infrastructure - 0.1%
CAI International, Inc.	670	11,658
TOTAL INDUSTRIALS		4,600,014
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	310	2,406
Adtran, Inc.	1,510	35,998
Avocent Corp. (a)	1,500	27,900
Black Box Corp.	250	6,798
Brocade Communications Systems, Inc. (a)	5,940	48,946
Comtech Telecommunications Corp. (a)	1,240	60,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	390	$ 12,176
EMS Technologies, Inc. (a)	590	12,886
Emulex Corp. (a)	3,770	43,921
Extreme Networks, Inc. (a)	3,060	8,690
Foundry Networks, Inc. (a)	2,860	33,805
Harmonic, Inc. (a)	350	3,329
Harris Corp.	520	26,255
Ixia (a)	980	6,811
JDS Uniphase Corp. (a)	1,270	14,427
Parkervision, Inc. (a)	90	894
Plantronics, Inc.	2,880	64,282
Polycom, Inc. (a)	1,340	32,642
Powerwave Technologies, Inc. (a)	1,860	7,905
SeaChange International, Inc. (a)	310	2,220
ShoreTel, Inc.	351	1,551
Sycamore Networks, Inc. (a)	490	1,578
Tekelec (a)	2,560	37,658
Tellabs, Inc. (a)	6,380	29,667
UTStarcom, Inc. (a)	1,850	10,120
ViaSat, Inc. (a)	540	10,913
		544,538
Computers & Peripherals - 1.7%
3PAR, Inc.	290	2,274
Adaptec, Inc. (a)	510	1,632
Electronics for Imaging, Inc. (a)	890	12,994
Hypercom Corp. (a)	50	220
Imation Corp.	770	17,648
Lexmark International, Inc. Class A (a)	1,100	36,773
NCR Corp. (a)	1,710	43,092
Netezza Corp.	530	6,084
QLogic Corp. (a)	4,170	60,840
SanDisk Corp. (a)	230	4,301
Seagate Technology	2,270	43,425
STEC, Inc. (a)	1,730	17,767
Stratasys, Inc. (a)	190	3,507
Synaptics, Inc. (a)	1,380	52,067
Western Digital Corp. (a)	1,980	68,369
Xyratex Ltd. (a)	360	5,994
		376,987
Electronic Equipment & Instruments - 3.6%
Acacia Research Corp. - Acacia Technologies (a)	430	1,926
Amphenol Corp. Class A	630	28,274
Arrow Electronics, Inc. (a)	1,210	37,171
Avnet, Inc. (a)	1,040	28,371
AVX Corp.	810	9,161
Benchmark Electronics, Inc. (a)	2,550	41,667
Checkpoint Systems, Inc. (a)	1,270	26,518
Cogent, Inc. (a)	500	5,685
Cognex Corp.	1,310	30,196

	Shares	Value
Coherent, Inc. (a)	240	$ 7,174
CTS Corp.	1,340	13,467
DTS, Inc. (a)	530	16,600
Electro Scientific Industries, Inc. (a)	480	6,802
Excel Technology, Inc. (a)	90	2,009
FARO Technologies, Inc. (a)	50	1,259
FLIR Systems, Inc. (a)	600	24,342
Gerber Scientific, Inc. (a)	30	341
Ingram Micro, Inc. Class A (a)	360	6,390
Insight Enterprises, Inc. (a)	1,010	11,847
IPG Photonics Corp. (a)	380	7,148
Littelfuse, Inc. (a)	480	15,144
Measurement Specialties, Inc. (a)	30	528
Methode Electronics, Inc. Class A	890	9,301
Molex, Inc.	1,080	26,363
MTS Systems Corp.	370	13,276
Multi-Fineline Electronix, Inc. (a)	880	24,350
Nam Tai Electronics, Inc.	390	5,101
National Instruments Corp.	1,270	36,030
Newport Corp. (a)	170	1,936
OSI Systems, Inc. (a)	280	5,998
Park Electrochemical Corp.	440	10,696
PC Connection, Inc. (a)	190	1,769
Plexus Corp. (a)	2,370	65,602
Rofin-Sinar Technologies, Inc. (a)	1,930	58,286
Rogers Corp. (a)	450	16,916
Sanmina-SCI Corp. (a)	4,070	5,210
ScanSource, Inc. (a)	370	9,901
SYNNEX Corp. (a)	1,050	26,345
Tech Data Corp. (a)	1,450	49,141
Technitrol, Inc.	1,470	24,975
Trimble Navigation Ltd. (a)	830	29,631
TTM Technologies, Inc. (a)	2,080	27,477
Vishay Intertechnology, Inc. (a)	3,770	33,440
		803,764
Internet Software & Services - 1.5%
AsiaInfo Holdings, Inc. (a)	1,550	18,321
Bankrate, Inc. (a)	240	9,377
CMGI, Inc. (a)	870	9,222
Digital River, Inc. (a)	350	13,503
Equinix, Inc. (a)	100	8,922
Greenfield Online, Inc. (a)	680	10,146
iMergent, Inc.	320	3,789
Interwoven, Inc. (a)	1,190	14,292
j2 Global Communications, Inc. (a)	2,650	60,950
Marchex, Inc. Class B	270	3,326
NaviSite, Inc. (a)	300	1,140
NIC, Inc.	970	6,625
Open Text Corp. (a)	1,590	50,897
RealNetworks, Inc. (a)	800	5,280
S1 Corp. (a)	2,330	17,638
Sohu.com, Inc. (a)	440	30,994
SonicWALL, Inc. (a)	1,110	7,160
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Soundbite Communications, Inc.	400	$ 1,384
TheStreet.com, Inc.	530	3,450
United Online, Inc.	3,210	32,196
ValueClick, Inc. (a)	240	3,636
Vignette Corp. (a)	490	5,880
Vocus, Inc. (a)	270	8,686
Zix Corp. (a)	330	917
		327,731
IT Services - 2.5%
Acxiom Corp.	1,670	19,188
Affiliated Computer Services, Inc. Class A (a)	610	32,629
Broadridge Financial Solutions, Inc.	830	17,472
CACI International, Inc. Class A (a)	830	37,989
Ciber, Inc. (a)	1,980	12,296
Computer Sciences Corp. (a)	640	29,978
Convergys Corp. (a)	4,160	61,818
CSG Systems International, Inc. (a)	1,120	12,342
CyberSource Corp. (a)	2,262	37,843
Electronic Data Systems Corp.	350	8,624
Forrester Research, Inc. (a)	340	10,499
Gartner, Inc. Class A (a)	1,810	37,503
Global Cash Access Holdings, Inc. (a)	500	3,430
Heartland Payment Systems, Inc.	870	20,532
Hewitt Associates, Inc. Class A (a)	1,210	46,379
infoGROUP, Inc.	40	176
Integral Systems, Inc.	240	9,288
ManTech International Corp. Class A (a)	1,350	64,962
Maximus, Inc.	680	23,678
Metavante Holding Co. (a)	50	1,131
NCI, Inc. Class A (a)	200	4,576
Ness Technologies, Inc. (a)	10	101
Perot Systems Corp. Class A (a)	1,360	20,414
RightNow Technologies, Inc. (a)	530	7,245
SAIC, Inc. (a)	200	4,162
Sapient Corp. (a)	3,690	23,690
Syntel, Inc.	190	6,407
Wright Express Corp. (a)	270	6,696
		561,048
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	740	24,154
Semiconductors & Semiconductor Equipment - 4.9%
Actel Corp. (a)	980	16,513
Advanced Energy Industries, Inc. (a)	1,000	13,700
Altera Corp.	1,640	33,948
Amkor Technology, Inc. (a)	6,110	63,605
Analog Devices, Inc.	870	27,640
Atmel Corp. (a)	11,020	38,350
ATMI, Inc. (a)	900	25,128
Brooks Automation, Inc. (a)	1,390	11,495

	Shares	Value
Cabot Microelectronics Corp. (a)	1,310	$ 43,427
Cirrus Logic, Inc. (a)	430	2,391
Cohu, Inc.	490	7,193
Entegris, Inc. (a)	4,930	32,292
Fairchild Semiconductor International, Inc. (a)	4,610	54,075
FEI Co. (a)	1,200	27,336
Integrated Device Technology, Inc. (a)	6,460	64,212
Intellon Corp.	500	1,650
Intersil Corp. Class A	1,810	44,019
IXYS Corp. (a)	30	358
KLA-Tencor Corp.	990	40,303
Lattice Semiconductor Corp. (a)	2,800	8,764
LSI Corp. (a)	4,660	28,612
Marvell Technology Group Ltd. (a)	1,720	30,375
Mattson Technology, Inc. (a)	90	428
Micrel, Inc.	2,610	23,882
Microtune, Inc. (a)	400	1,384
MKS Instruments, Inc. (a)	2,890	63,291
Monolithic Power Systems, Inc. (a)	1,360	29,403
Netlogic Microsystems, Inc. (a)	200	6,640
NVIDIA Corp. (a)	130	2,434
Omnivision Technologies, Inc. (a)	220	2,660
Pericom Semiconductor Corp. (a)	1,590	23,596
Semtech Corp. (a)	3,400	47,838
Silicon Image, Inc. (a)	1,990	14,428
Silicon Laboratories, Inc. (a)	1,080	38,977
Silicon Storage Technology, Inc. (a)	910	2,521
Skyworks Solutions, Inc. (a)	6,250	61,688
Standard Microsystems Corp. (a)	680	18,462
Techwell, Inc. (a)	20	246
Teradyne, Inc. (a)	3,830	42,398
TriQuint Semiconductor, Inc. (a)	1,820	11,029
Ultra Clean Holdings, Inc. (a)	110	876
Ultratech, Inc. (a)	570	8,846
Veeco Instruments, Inc. (a)	1,240	19,939
Verigy Ltd. (a)	1,260	28,615
Volterra Semiconductor Corp. (a)	1,170	20,194
Zoran Corp. (a)	950	11,115
		1,096,276
Software - 4.6%
Activision, Inc. (a)	1,810	61,667
Actuate Corp. (a)	460	1,799
Advent Software, Inc. (a)	450	16,236
Amdocs Ltd. (a)	800	23,536
Ansoft Corp. (a)	300	10,920
Ansys, Inc. (a)	1,020	48,062
ArcSight, Inc.	50	440
Aspen Technology, Inc. (a)	2,850	37,905
Autodesk, Inc. (a)	150	5,072
Blackbaud, Inc.	680	14,552
BMC Software, Inc. (a)	1,480	53,280
CA, Inc.	580	13,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	3,200	$ 32,320
Check Point Software Technologies Ltd. (a)	1,320	31,244
CommVault Systems, Inc. (a)	370	6,157
Compuware Corp. (a)	5,780	55,141
Concur Technologies, Inc. (a)	20	665
Double-Take Software, Inc. (a)	230	3,160
EPIQ Systems, Inc. (a)	670	9,514
Fair Isaac Corp.	1,100	22,847
FalconStor Software, Inc. (a)	530	3,752
Informatica Corp. (a)	2,660	40,006
Interactive Intelligence, Inc. (a)	370	4,307
Intervoice, Inc. (a)	300	1,710
Jack Henry & Associates, Inc.	240	5,194
JDA Software Group, Inc. (a)	1,120	20,272
Lawson Software, Inc. (a)	5,560	40,421
Manhattan Associates, Inc. (a)	780	18,509
Mentor Graphics Corp. (a)	1,440	22,752
MICROS Systems, Inc. (a)	270	8,232
MicroStrategy, Inc. Class A (a)	540	34,965
NAVTEQ Corp. (a)	170	13,090
Net 1 UEPS Technologies, Inc. (a)	1,620	39,366
NetScout Systems, Inc. (a)	610	6,515
Parametric Technology Corp. (a)	2,210	36,841
Phoenix Technologies Ltd. (a)	40	440
Progress Software Corp. (a)	940	24,036
PROS Holdings, Inc.	260	2,920
Quest Software, Inc. (a)	2,630	38,950
Radiant Systems, Inc. (a)	930	9,979
Salesforce.com, Inc. (a)	110	7,505
SPSS, Inc. (a)	460	16,730
Sybase, Inc. (a)	1,220	35,892
Taleo Corp. Class A (a)	660	12,929
The9 Ltd. sponsored ADR (a)	60	1,355
TIBCO Software, Inc. (a)	8,300	63,495
Tyler Technologies, Inc. (a)	1,120	15,198
Ultimate Software Group, Inc. (a)	400	14,252
Wind River Systems, Inc. (a)	2,020	21,998
		1,009,520
TOTAL INFORMATION TECHNOLOGY		4,744,018
MATERIALS - 7.9%
Chemicals - 4.2%
A. Schulman, Inc.	650	14,970
Arch Chemicals, Inc.	1,060	35,139
Balchem Corp.	30	694
Calgon Carbon Corp. (a)	1,850	28,601
Celanese Corp. Class A	100	4,566
CF Industries Holdings, Inc.	580	88,624

	Shares	Value
Chemtura Corp.	4,030	$ 23,535
Cytec Industries, Inc.	240	13,094
Ferro Corp.	1,090	20,448
GenTek, Inc. (a)	60	1,613
H.B. Fuller Co.	1,480	33,211
Hercules, Inc.	3,820	64,673
ICO, Inc. (a)	830	4,997
Innophos Holdings, Inc.	720	23,004
Innospec, Inc.	650	12,233
Koppers Holdings, Inc.	1,060	44,382
Landec Corp. (a)	520	3,364
LSB Industries, Inc. (a)	50	990
Minerals Technologies, Inc.	880	55,959
Nalco Holding Co.	940	19,881
NewMarket Corp.	830	54,971
NOVA Chemicals Corp.	1,330	32,749
Olin Corp.	2,790	73,042
OM Group, Inc. (a)	1,300	42,627
Penford Corp.	40	595
PolyOne Corp. (a)	1,740	12,128
Quaker Chemical Corp.	200	5,332
RPM International, Inc.	820	16,892
Sensient Technologies Corp.	1,610	45,338
ShengdaTech, Inc. (a)	350	3,476
Stepan Co.	240	10,949
Terra Industries, Inc.	1,360	67,116
The Scotts Miracle-Gro Co. Class A	330	5,798
Valhi, Inc.	100	2,725
Valspar Corp.	1,920	36,307
Westlake Chemical Corp.	850	12,631
Zep, Inc.	810	12,053
		928,707
Containers & Packaging - 1.0%
Aptargroup, Inc.	410	17,200
Crown Holdings, Inc. (a)	1,150	29,889
Greif, Inc. Class A	490	31,375
Myers Industries, Inc.	490	3,994
Owens-Illinois, Inc. (a)	740	30,851
Rock-Tenn Co. Class A	2,080	62,379
Sealed Air Corp.	1,200	22,812
Silgan Holdings, Inc.	90	4,567
Sonoco Products Co.	590	18,261
		221,328
Metals & Mining - 2.5%
A.M. Castle & Co.	430	12,302
AK Steel Holding Corp.	650	44,850
Amcol International Corp.	180	5,123
Amerigo Resources Ltd.	2,900	4,381
Century Aluminum Co. (a)	480	31,915
Compass Minerals International, Inc.	700	56,392
Esmark, Inc. (a)	30	574
Farallon Resources Ltd. (a)	3,700	2,831
Hecla Mining Co. (a)	6,730	62,320
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kaiser Aluminum Corp.	220	$ 11,777
Olympic Steel, Inc.	290	22,017
Redcorp Ventures Ltd. (a)	16,500	3,156
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	202
Reliance Steel & Aluminum Co.	630	48,567
Schnitzer Steel Industries, Inc. Class A	820	93,972
Sims Group Ltd. sponsored ADR	2,326	92,807
Universal Stainless & Alloy Products, Inc. (a)	30	1,111
Worthington Industries, Inc.	3,150	64,575
Yamana Gold, Inc.	223	3,710
		562,582
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	530	4,484
Deltic Timber Corp.	110	5,886
Glatfelter	1,160	15,672
Mercer International, Inc. (SBI) (a)	120	898
Schweitzer-Mauduit International, Inc.	220	3,707
Wausau-Mosinee Paper Corp.	410	3,161
		33,808
TOTAL MATERIALS		1,746,425
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	750	8,955
Atlantic Tele-Network, Inc.	370	10,179
Cincinnati Bell, Inc. (a)	10,390	41,352
Embarq Corp.	800	37,816
Iowa Telecommunication Services, Inc.	880	15,497
NTELOS Holdings Corp.	1,980	50,233
Premiere Global Services, Inc. (a)	4,070	59,341
Windstream Corp.	2,640	32,578
		255,951
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	3,210	22,438
IPCS, Inc.	160	4,741
Rural Cellular Corp. Class A (a)	130	5,786
Syniverse Holdings, Inc. (a)	3,150	51,030
Telephone & Data Systems, Inc.	850	40,180
U.S. Cellular Corp. (a)	180	10,179
		134,354
TOTAL TELECOMMUNICATION SERVICES		390,305
UTILITIES - 1.7%
Electric Utilities - 0.2%
DPL, Inc.	410	10,816

	Shares	Value
El Paso Electric Co. (a)	590	$ 11,682
Hawaiian Electric Industries, Inc.	300	7,419
UIL Holdings Corp.	290	8,529
Unisource Energy Corp.	400	12,404
		50,850
Gas Utilities - 0.8%
Laclede Group, Inc.	730	29,470
New Jersey Resources Corp.	200	6,530
Northwest Natural Gas Co.	960	44,410
Piedmont Natural Gas Co., Inc.	390	10,202
South Jersey Industries, Inc.	40	1,494
Southwest Gas Corp.	180	5,351
WGL Holdings, Inc.	2,190	76,081
		173,538
Independent Power Producers & Energy Traders - 0.4%
Canadian Hydro Developers, Inc. (a)	900	4,724
Mirant Corp. (a)	1,180	46,197
Reliant Energy, Inc. (a)	1,280	27,226
		78,147
Multi-Utilities - 0.2%
Alliant Energy Corp.	140	4,796
Avista Corp.	1,070	22,962
Integrys Energy Group, Inc.	350	17,791
		45,549
Water Utilities - 0.1%
Cascal BV	1,100	13,530
SJW Corp.	270	7,128
		20,658
TOTAL UTILITIES		368,742
TOTAL COMMON STOCKS - 99.0% (Cost $23,095,832)		21,892,855
NET OTHER ASSETS - 1.0%		217,677
NET ASSETS - 100%		$ 22,110,532
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,892,855	$ 21,892,855	$ -	$ -
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $575,912 all of which will expire on December 31, 2015.
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $292,871 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,095,832)		$ 21,892,855
Cash		344,190
Receivable for investments sold		438,844
Receivable for fund shares sold		81,787
Dividends receivable		14,204
Total assets		22,771,880

Liabilities
Payable for investments purchased	$ 641,455
Payable for fund shares redeemed	40
Accrued management fee	15,742
Other affiliated payables	4,111
Total liabilities		661,348

Net Assets		$ 22,110,532
Net Assets consist of:
Paid in capital		$ 26,538,365
Accumulated net investment loss		(13,985)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,210,871)
Net unrealized appreciation (depreciation) on investments		(1,202,977)
Net Assets		$ 22,110,532

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($9,730,331 ÷ 1,190,016 shares)	$ 8.18

Investor Class: Net Asset Value, offering price and redemption price per share ($12,380,201 ÷ 1,515,461 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 93,758
Interest		2,424
Total income		96,182

Expenses
Management fee	$ 87,280
Transfer agent fees	9,337
Accounting fees and expenses	4,137
Independent trustees' compensation	9,162
Total expenses		109,916
Net investment income (loss)		(13,734)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,294,134)
Foreign currency transactions	(64)
Total net realized gain (loss)		(2,294,198)
Change in net unrealized appreciation (depreciation) on investment securities		135,061
Net gain (loss)		(2,159,137)
Net increase (decrease) in net assets resulting from operations		$ (2,172,871)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period April 27, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,734)	$ 25,645
Net realized gain (loss)	(2,294,198)	(915,911)
Change in net unrealized appreciation (depreciation)	135,061	(1,338,038)
Net increase (decrease) in net assets resulting from operations	(2,172,871)	(2,228,304)
Distributions to shareholders from net investment income	-	(28,626)
Share transactions - net increase (decrease)	2,159,394	24,380,939
Total increase (decrease) in net assets	(13,477)	22,124,009

Net Assets
Beginning of period	22,124,009	-
End of period (including accumulated net investment loss of $13,985 and distributions in excess of net investment income of $251, respectively)	$ 22,110,532	$ 22,124,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 D

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) C	- G	.02
Net realized and unrealized gain (loss)	(.85)	(.97)
Total from investment operations	(.85)	(.95)
Distributions from net investment income	-	(.02)
Net asset value, end of period	$ 8.18	$ 9.03
Total Return B, F	(9.41)%	(9.54)%
Ratios to Average Net Assets E
Expenses before reductions	.95% A	.95% A
Expenses net of fee waivers, if any	.95% A	.95% A
Expenses net of all reductions	.95% A	.95% A
Net investment income (loss)	(.05)% A	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,730	$ 10,239
Portfolio turnover rate	140% A	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 27, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 D

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) C	(.01)	.01
Net realized and unrealized gain (loss)	(.85)	(.97)
Total from investment operations	(.86)	(.96)
Distributions from net investment income	-	(.01)
Net asset value, end of period	$ 8.17	$ 9.03
Total Return B, F	(9.52)%	(9.62)%
Ratios to Average Net Assets E
Expenses before reductions	1.10% A	1.10% A
Expenses net of fee waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	1.10% A	1.10% A
Net investment income (loss)	(.20)% A	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,380	$ 11,885
Portfolio turnover rate	140% A	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 27, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax postitions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,888,699
Unrealized depreciation	(3,142,543)
Net unrealized appreciation (depreciation)	$ (1,253,844)
Cost for federal income tax purposes	$ 23,146,699

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,029,948 and $14,912,107, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses(excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2008, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer), serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Prior to February 1, 2008, FIIOC received an asset-based fee of .18% of average net assets for the Investor Class. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .00% and .15% (.03% and .18% prior to February 1, 2008), respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ 239.00
Investor Class	9,098.15
	$ 9,337

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007A
From net investment income
Initial Class	$ -	$ 18,082
Investor Class	-	10,544
Total	$ -	$ 28,626

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007A	Six months ended June 30, 2008	Year ended December 31, 2007A
Initial Class
Shares sold	117,283	1,193,076	$ 991,709	$ 11,900,081
Reinvestment of distributions	-	1,989	-	18,082
Shares redeemed	(61,425)	(60,907)	(509,361)	(589,679)
Net increase (decrease)	55,858	1,134,158	$ 482,348	$ 11,328,484
Investor Class
Shares sold	286,977	1,384,496	$ 2,424,811	$ 13,708,213
Reinvestment of distributions	-	1,161	-	10,544
Shares redeemed	(88,109)	(69,064)	(747,765)	(666,302)
Net increase (decrease)	198,868	1,316,593	$ 1,677,046	$ 13,052,455

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

OppenheimerFunds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

FILI-SCV-SANN-0808
1.851995.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 28, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	August 28, 2008